Share Based Compensation - Summary of Assumptions Used to Value Option Grants Fair Value of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years
Expected volatility	39.93%	47.49%
Exercise multiple	2.2
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.67%	2.40%
Fair value of the underlying shares on the date of option grants (US$)	$ 0.10	$ 0.45
Fair value of share option (US$)	$ 0.09	$ 0.14
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2.2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2.8
Staff
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	3.00%	3.00%
Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post vesting)	0.00%	0.00%